Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Current
Cash and cash equivalents	$ 421,457	$ 162,179
Restricted cash	19,394	0
Accounts receivable	56,261	54,110
Income taxes receivable	221	0
Marketable securities	3,751	7,066
Derivatives	0	11,791
Biological assets	20,250	18,157
Inventory	117,471	135,880
Prepaids and other current assets	11,169	22,137
Assets held for sale	15,918	6,194
Current assets	665,892	417,514
Property, plant and equipment	606,093	946,380
Derivatives	59,382	41,791
Deposits	3,538	12,330
Loan receivable	10,096	3,643
Investments in associates and joint ventures	289	18,114
Lease receivable	4,256	0
Intangible assets	367,448	412,267
Goodwill	887,737	927,882
Total assets	2,604,731	2,779,921
Current
Accounts payable and accrued liabilities	57,944	95,574
Deferred revenue	4,169	3,505
Convertible debentures	34,749	32,110
Loans and borrowings	0	113,921
Lease liabilities	6,188	6,587
Contingent consideration payable	374	19,054
Provisions	2,077	1,485
Other current liabilities	10,874	20
Current liabilities	116,375	272,256
Convertible debentures	293,182	294,928
Lease liabilities	65,431	83,701
Derivative liability	91,939	1,827
Other long-term liability	104	37
Deferred tax liability	0	3,946
Total liabilities	567,031	656,695
Shareholders’ equity
Share capital	6,424,296	5,785,395
Reserves	141,500	145,395
Accumulated other comprehensive loss	(207,011)	(187,197)
Deficit	(4,321,085)	(3,596,011)
Total equity attributable to Aurora shareholders	2,037,700	2,147,582
Non-controlling interests	0	(24,356)
Total equity	2,037,700	2,123,226
Total liabilities and equity	$ 2,604,731	$ 2,779,921